INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY [Text Block]	5. INVENTORY Inventory is comprised of the following:
	June 30, 2023	December 31, 2022
Raw materials and supplies	$1,669	$2,363
Finished goods	7,015	6,384
Total	$8,684	$8,747

6. INVENTORY

Inventory is comprised of the following as at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Raw materials and supplies	3,153	899
Harvested cannabis	120	72
Work in progress	6	97
Finished goods	6,810	1,962
Total	10,089	3,030

In the year ended December 31, 2022, $17.6 million of inventory was expensed to cost of sales (2021 - $6.3 million) and write-downs to cost of sales for impairment was $1.1 million (2021 - less than $0.1 million). There were no reversals of previous inventory impairments in the years ended December 31, 2022 or 2021.